Borrowings (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019
Statement Line Items [Line Items]
Current	$ 98,120
Non-current
Total	98,120
Secured [Member]
Statement Line Items [Line Items]
Current	98,120
Non-current
Total	98,120
Other loans [Member]
Statement Line Items [Line Items]
Current
Non-current
Total